Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Transfer fees
Additional fees payable, first team squad	£ 104,219,000
Additional fees payable, other	32,196,000
Additional fees payable	136,415,000	£ 115,616,000	£ 158,040,000
Probable effect of contingent assets	0	£ 0	£ 250,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	80,360,000
Additional fees payable, other	30,597,000
Additional fees payable	110,957,000
International appearances
Transfer fees
Additional fees payable, first team squad	1,126,000
Additional fees payable, other	1,599,000
Additional fees payable	2,725,000
Awards
Transfer fees
Additional fees payable, first team squad	21,846,000
Additional fees payable	21,846,000
Other
Transfer fees
Additional fees payable, first team squad	887,000
Additional fees payable	£ 887,000